SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12:- SHAREHOLDERS’ EQUITY

The Company’s Ordinary Shares are quoted and traded on the OTCQB (a marketplace for OTC reporting issuers who are current in their reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

The Company’s Preferred A Shares are not publicly traded.

a. General:

(i).
The Ordinary Shares and the Preferred A Shares confer upon holders thereof the right to receive notice of, participate in and vote at general shareholder meetings of the Company, the right to receive dividends, if declared, and the right to receive any remaining assets of the Company upon liquidation, if any, after full payment is made to any creditors.

The Preferred A Shares have all rights and privileges that are possessed by the Company’s Ordinary Shares, including, without limitation, voting rights on an as-converted basis, and have an aggregate liquidation preference of $  2,500 over the Ordinary Shares in any distributions to the Company’s shareholders. The Preferred A Shares may be converted into Ordinary Shares at any time on a one-for-one basis.

(ii).
On December 19, 2007, the Company issued to a group of financial investors 363,636 Ordinary Shares at a price of $1.65 per share for total consideration of $600. The transaction also included the issuance by the Company of a non-interest bearing convertible note of $600 principal amount that is convertible into 363,636 Ordinary Shares at a conversion price of $1.65 per Ordinary Share and warrants to purchase an aggregate of up to 600,000 Ordinary Shares at an exercise price of $2.00 per Ordinary Share, which expired on December 19, 2010. The convertible note does not have any maturity date, does not bear any interest, is not subject to repayment in any event, including liquidation, can only be converted into Ordinary Shares at any time at the holder’s discretion and is classified as paid-in capital in shareholders’ equity until the date of actual conversion (see Notes 2 and 17).

As of December 31, 2013 and 2012, the total amount of the convertible note of $600 was classified as equity in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities” and ASC 480, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity”.

(iii).
On June 30, 2011, the Company entered into a share purchase agreement (the “SPA”) with Jerusalem Technology Investments Ltd, (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the SPA, the Investor committed to invest in the Company an amount of $250 within 31 days from the date of the agreement, as consideration for the issuance to the Investor of 250,000 of the Company’s Ordinary Shares at a price of $1.00 per Ordinary Share. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75, a portion of its total commitment, as consideration for the issuance to the Investor of an additional 75,000 of the Company’s Ordinary Shares. This equity financing constituted an extraordinary transaction in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

On December 17, 2012 the Company and the Investor reached an agreement under which the parties terminated the SPA by mutual consent such that no further investment will be made under the SPA by the Investor, and each of the Company and the Investor released each other from any claims related to the SPA. In lieu of the additional amount of $125 that was not invested, Samuel HaCohen, the Company’s chairman and an affiliate of the Investor, signed a personal guarantee in favor of two banks, Bank Otsar Ha-Hayal and Bank Leumi, in order to enable the Company to secure loans from these banks (see Note 8). No further consideration was provided to the Investor and/or Samuel HaCohen in connection with the personal guarantee. This agreement constituted an extraordinary transaction with a director who possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

(iv).	During 2012 the Company issued 15,380 Ordinary Shares to investors in payment of interest expenses.

(v).	During 2012 the Company issued 7,500 Ordinary Shares to a service provider as consideration for consulting services.

(vi).	During 2013 the Company issued 30,000 Ordinary Shares to a service provider as consideration for consulting services.

b. Stock – based compensation:

(i).	The Company’s previous stock options plans, the 1996, 1997, 1998 and 1999 Stock Option Plans (the “Prior Plans”), expired prior to December 31, 2009.

In November 2005, the Company adopted a new Israeli share option and restricted share plan and a new international share option and restricted share plan (the “2005 Share Option Plans”), which superseded and replaced the Prior Plans and provide the Company with the ability to grant restricted shares in addition to options under various tax regimes.

Under the 2005 Share Option Plans, options, restricted shares and other share-based awards may be granted to employees, directors, office holders, service providers, consultants and any other person or entity whose services shall be determined by the Company’s Board of Directors to be valuable to the Company and/or its affiliated companies. The exercise price of the options granted under the 2005 Share Option Plans is to be determined by the directors at the time of grant. The options granted expire no later than ten years from the date of grant. The 2005 Share Option Plans expire in 2015. Any options or restricted shares that are canceled or forfeited before expiration become available for future grants. The schedule and terms of vesting of options and restricted shares are determined by the Company’s Board of Directors.

Any options that remained available for grant under any of the Company’s Prior Plans are available for subsequent grant under the 2005 Share Option Plans. In addition, if any outstanding award under the Company’s Prior Plans should for any reason expire, be canceled or be forfeited without having been exercised in full, the shares subject to the unexercised, canceled or terminated portion of such award shall become available for subsequent grant under the 2005 Share Option Plans.

In February 2010, at the Company’s 2010 annual shareholders meeting, the Company’s shareholders approved authorizing the Company’s audit committee and board of directors to grant, on an annual basis, up to 20,000 restricted shares to each director of the Company. The actual terms of the grants, including the vesting schedule and related terms, shall be as determined by the Company’s Board of Directors as long as the annual grant per each director does not exceed such 20,000 restricted shares.

As of December 31, 2013, an aggregate of 213,784 Ordinary Shares of the Company were available for future grant under the 2005 Share Option Plans.

(ii).
During the year ended December 31, 2011, the Company granted to its directors an aggregate of 75,000 restricted share units, which were released from restriction during 2011. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $83, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, was recorded as compensation expense ratably over the release period of the restricted shares units.

(iii).	No restricted share units or options were granted during the year ended December 31, 2012.

(iv).
During the year ended December 31, 2013, the Company granted to its employees and directors an aggregate of 310,000 restricted share units. Of the restricted share units that were granted, 153,332 shares were released in 2013 and 156,668 shares are released ratably on an annual basis over one to three-year release period, starting from the date of grant. Release of the restrictions from the restricted share units is subject to acceleration upon the occurrence of certain events such as a merger or acquisition. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $418, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, is recorded as compensation expense ratably over the release period of the restricted share units.

(v).	No options were exercised during the years ended December 31, 2013, 2012 or 2011. No compensation expense related to options was recognized during the years ended December 31, 2013, 2012 or 2011.

(vi).	A summary of the status of the Company’s restricted share units as of December 31, 2013, 2012 and 2011, and changes during the years then ended is presented below:

Year ended December 31, 2011

	Number of	Weighted
	Restricted	average grant-
Restricted shareunits	Share Units	date fair value
Restricted at January 1, 2011	146,580	$0.72
Granted	75,000	$1.10
Vested	(123,861)	$0.95
Forfeited	(48,414)	$0.72
Restricted at December 31, 2011	49,305	$0.72

Year ended December 31, 2012

	Number of	Weighted
	Restricted	average grant-
Restricted shares units	Share Units	date fair value
Restricted at January 1, 2012	49,305	$0.72
Granted	—	$—
Vested	(22,986)	$0.72
Forfeited	(3,333)	$0.70
Restricted at December 31, 2012	22,986	$0.72

Year ended December 31, 2013

	Number of	Weighted
	Restricted	average grant-
Restricted shares units	Share Units	date fair value
Restricted at January 1, 2013	22,986	$0.72
Granted	310,000	$1.35
Vested	(176,317)	$0.53
Forfeited	—	—
Restricted at December 31, 2013	156,669	$2.18

(vii).	Options and shares issued to consultants:

As of December 31, 2013, there were no outstanding options or restricted share units that had been issued to consultants.

c. Warrants:

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2013 and 2012:

	Warrants to	Exercise
	Purchase	price per		Outstanding as of	Outstanding as of
	Ordinary Shares	share	Exercisable through	December 31, 2013	December 31, 2012
Issued April 1998	578	$1.25	No expiration date	578	578
Issued July 2012 (1)	60,000	0.80	July 12, 2015	—	60,000

(1)
In connection with a July 2012 agreement with  LibertyView, which made a convertible loan to the Company (see Note 9) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which were to be exercisable in whole or in part no later than July 12, 2015.

This transaction was accounted for according to ASC 470-20. The fair value of these warrants was determined using the Black-Scholes pricing model, assuming a risk free interest rate of 2.15%, a volatility factor of 71%, dividend yield of 0% and expected term of three years. The fair value of these warrants of $21 was amortized during the term of the convertible note, which expired in August 2013.

In June 2013 the Company repurchased the warrants for an amount of $6, which was recorded as financial expense, and as a result the warrants are no longer outstanding.

d. Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency, subject to any statutory limitations. Dividends paid to shareholders in non-Israeli currency may be converted into dollars on the basis of the exchange rate prevailing at the time of payment. The Company does not intend to pay cash dividends in the foreseeable future.